Goodwill and Other Intangible Assets - Schedule of Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013		May 31, 2012		May 31, 2011
Goodwill [Roll Forward]
Beginning of period	$ 4,114.4		$ 4,470.1		$ 4,707.5
Goodwill acquired	11.9		0		0
Currency translation	(52.4)		(63.8)		185.4
Impairment charge	(473.0)	[1]	(291.9)	[1]	(422.8)	[1]
End of Period	3,600.9		4,114.4		4,470.1
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Gross carrying amount	5,284.2		5,324.7		5,388.5
Accumulated impairment losses	(1,683.3)		(1,210.3)		(918.4)
Net carrying amount	$ 3,600.9		$ 4,114.4		$ 4,470.1

[1]	Certain amounts have been reclassified to conform to the current presentation. See Note 1 to the consolidated financial statements for a description of the reclassification.